Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Gimi MS Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Balance sheet
Current assets	$ 921,191	$ 739,866
Current liabilities	(699,576)	(841,524)
Golar Gimi | VIE debt
Balance sheet
Current assets	319,624	139,911
Non-current assets	1,658,166	1,795,646
Current liabilities	(97,861)	(186,149)
Non-current liabilities	$ (598,427)	$ (602,819)